Treasury Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Treasury Stock

18.	TREASURY STOCK

For the years ended December 31, 2016, 2017 and 2018, the Company repurchased the number of 815,525, 3,448,482 and nil ADSs pursuant to the share repurchase plans.

For the years ended December 31, 2016, 2017 and 2018, 223,161, nil and nil ADSs were issued to settle the contingent purchase consideration in relation to acquisitions.